Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt

Short-term borrowings were as follows:

	December 31,
	2012	2011
Commercial paper	$—	$100
Current maturities of long-term debt	1,042	1,445
Total Short-term Debt	$1,042	$1,545

We classify our debt based on the contractual maturity dates of the underlying debt instruments or as of the earliest put date available to the debt holders. We defer costs associated with debt issuance over the applicable term, or to the first put date in the case of convertible debt or debt with a put feature. These costs are amortized as interest expense in our Consolidated Statements of Income.

Long-term debt was as follows:

	December 31,
	Weighted Average Interest Rates at December 31, 2012(2)	2012	2011
Xerox Corporation
Senior Notes due 2012	—%	—	1,100
Senior Notes due 2013	5.65%	400	400
Floating Rate Notes due 2013	1.71%	600	—
Convertible Notes due 2014	9.00%	19	19
Senior Notes due 2014	8.25%	750	750
Floating Rate Notes due 2014	1.13%	300	300
Senior Notes due 2015	4.29%	1,000	1,000
Notes due 2016	7.20%	250	250
Senior Notes due 2016	6.48%	700	700
Senior Notes due 2017	6.83%	500	500
Senior Notes due 2017	2.98%	500	—
Notes due 2018	0.57%	1	1
Senior Notes due 2018	6.37%	1,000	1,000
Senior Notes due 2019	5.66%	650	650
Senior Notes due 2021	5.39%	1,062	700
Zero Coupon Notes due 2023	—%	—	301
Senior Notes due 2039	6.78%	350	350
Subtotal - Xerox Corporation		$8,082	$8,021
Subsidiary Companies
Senior Notes due 2015	4.25%	250	250
Borrowings secured by other assets	4.31%	77	76
Other	1.23%	1	3
Subtotal-Subsidiary Companies		$328	$329
Principal Debt Balance		8,410	8,350
Unamortized discount		(63)	(7)
Fair value adjustments(1)		142	190
Less: current maturities		(1,042)	(1,445)
Total Long-term Debt		$7,447	$7,088

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(1)
Fair value adjustments represent changes in the fair value of hedged debt obligations attributable to movements in benchmark interest rates. Hedge accounting requires hedged debt instruments to be reported at an amount equal to the sum of their carrying value (principal value plus/minus premiums/discounts) and any fair value adjustment.

(2)	Represents weighted average effective interest rate which includes the effect of discounts and premiums on issued debt.

Scheduled principal payments due on our long-term debt for the next five years and thereafter are as follows:

2013(1)	2014	2015	2016	2017	Thereafter	Total
1,039	$1,093	$1,259	$954	$1,002	$3,063	$8,410

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(1)	Quarterly total debt maturities for 2013 are $12, $410, $609 and $8 for the first, second, third and fourth quarters, respectively.

Commercial Paper
We have a private placement commercial paper (“CP”) program in the U.S. under which we may issue CP up to a maximum amount of $2.0 billion outstanding at any time. Aggregate CP and Credit Facility borrowings may not exceed $2.0 billion outstanding at any time. The maturities of the CP Notes will vary, but may not exceed 390 days from the date of issue. The CP Notes are sold at a discount from par or, alternatively, sold at par and bear interest at market rates. At December 31, 2012, we did not have any CP Notes outstanding.

Credit Facility
We have a $2.0 billion unsecured revolving Credit Facility with a group of lenders which matures in 2016. The Credit Facility contains a $300 letter of credit sub-facility, and also includes an accordion feature that would allow us to increase (from time to time, with willing lenders) the overall size of the facility up to an aggregate amount not to exceed $2.75 billion. We entered into the facility in December 2011 and we have the right to request a one year extension on each of the first and second anniversary dates of this facility. No extension was requested at the first anniversary date in 2012.

The Credit Facility provides a backstop to our $2.0 billion CP program. Proceeds from any borrowings under the Credit Facility can be used to provide working capital for the Company and its subsidiaries and for general corporate purposes.

At December 31, 2012 we had no outstanding borrowings or letters of credit under the Credit Facility.

The Credit Facility is available, without sublimit, to certain of our qualifying subsidiaries. Our obligations under the Credit Facility are unsecured and are not currently guaranteed by any of our subsidiaries. Any domestic subsidiary that guarantees more than $100 of Xerox Corporation debt must also guaranty our obligations under the Credit Facility. In the event that any of our subsidiaries borrows under the Credit Facility, its borrowings thereunder would be guaranteed by us.

Borrowings under the Credit Facility bear interest at our choice, at either (a) a Base Rate as defined in our Credit Facility agreement, plus a spread that varies between 0.00% and 0.45% depending on our credit rating at the time of borrowing, or (b) LIBOR plus an all-in spread that varies between 0.90% and 1.45% depending on our credit rating at the time of borrowing. Based on our credit rating as of December 31, 2012, the applicable all-in spreads for the Base Rate and LIBOR borrowing were 0.175% and 1.175%, respectively.

An annual facility fee is payable to each participator in the Credit Facility at a rate that varies between 0.10% and 0.30% depending on our credit rating. Based on our credit rating as of December 31, 2012, the applicable rate is 0.20%.

The Credit Facility contains various conditions to borrowing and affirmative, negative and financial maintenance covenants. Certain of the more significant covenants are summarized below:

(a)	Maximum leverage ratio (a quarterly test that is calculated as principal debt divided by consolidated EBITDA, as defined) of 3.75x.

(b)	Minimum interest coverage ratio (a quarterly test that is calculated as consolidated EBITDA divided by consolidated interest expense) may not be less than 3.00x.

(c)
Limitations on (i) liens of Xerox and certain of our subsidiaries securing debt, (ii) certain fundamental changes to corporate structure, (iii) changes in nature of business and (iv) limitations on debt incurred by certain subsidiaries.

The Credit Facility also contains various events of default, the occurrence of which could result in termination of the lenders' commitments to lend and the acceleration of all our obligations under the Credit Facility. These events of default include, without limitation: (i) payment defaults, (ii) breaches of covenants under the Credit Facility (certain of which breaches do not have any grace period), (iii) cross-defaults and acceleration to certain of our other obligations and (iv) a change of control of Xerox.

Capital Market Activity

Refer to the "Capital Market Activity" section in our Capital Resources and Liquidity section of the MDA for a discussion of 2012 Capital Market activity.
Interest
Interest paid on our short-term and long-term debt amounted to $462, $538 and $586 for the years ended December 31, 2012, 2011 and 2010, respectively.

Interest expense and interest income was as follows:

	Year Ended December 31,
	2012	2011	2010
Interest expense(1)	$428	$478	$592
Interest income(2)	610	653	679

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(1)	Includes Equipment financing interest expense, as well as non-financing interest expense included in Other expenses, net in the Consolidated Statements of Income.

(2)	Includes Finance income, as well as other interest income that is included in Other expenses, net in the Consolidated Statements of Income.
Equipment financing interest is determined based on an estimated cost of funds, applied against the estimated level of debt required to support our net finance receivables. The estimated cost of funds is based on our overall corporate cost of borrowing adjusted to reflect a rate that would be paid by a typical BBB rated leasing company. The estimated level of debt is based on an assumed 7 to 1 leverage ratio of debt/equity as compared to our average finance receivable balance during the applicable period.
Net (Payments) Proceeds on Debt
Net (payments) proceeds on debt as shown on the Consolidated Statements of Cash Flows was as follows:

	Year Ended December 31,
	2012	2011	2010
Net (payments) proceeds on short-term debt	$(108)	$(200)	$300
Proceeds from issuance of long-term debt	1,116	1,000	—
Payments on long-term debt	(1,116)	(751)	(3,357)
Net (Payments) Proceeds on Other Debt	$(108)	$49	$(3,057)